Annual Total Returns - Franklin Small-Mid Cap Growth VIP Fund [BarChart] - FTVIP Class 2-66 - Franklin Small-Mid Cap Growth VIP Fund - Class 2	Oct. 01, 2020
Bar Chart Table:
Annual Return 2010	27.62%
Annual Return 2011	(4.83%)
Annual Return 2012	10.85%
Annual Return 2013	38.15%
Annual Return 2014	7.47%
Annual Return 2015	(2.66%)
Annual Return 2016	4.17%
Annual Return 2017	21.40%
Annual Return 2018	(5.37%)
Annual Return 2019	31.44%